Income Taxes - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2023 USD ($)
Disclosure Of Income Taxes [line items]
Unrecognised Deferred Tax Assets		$ 79.2		$ 85.9
Temporary Differences In Deferred Tax Assets		0.9		2.4
Tax Losses Carryforwards		78.3		83.5
Uncertainty over income tax provisions		$ 4.0		4.7
Effective tax rate percentage	36.10%	(1.10%)	(258.80%)
Subsidiaries [member]
Disclosure Of Income Taxes [line items]
Uncertainty over income tax provisions				$ 0.4
Global model anti tax base erosion rules [member] | Organization for economic cooperation and development [member]
Disclosure Of Income Taxes [line items]
Mimum consolidated revenue | €	€ 750
Period considered for ascertaining revenue	2 years
Consecutive period for ascertaining revenue	4 years
Effective tax rate percentage	15.00%